Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Jul. 12, 2012
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 603	$ 603	$ 603
Gross	1,649	1,649
Accumulated amortization	(577)	(368)
Impairment	(571)	0
Net	501	1,281
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	433	433
Accumulated amortization	(239)	(152)
Impairment	(156)
Net	38	281
Non Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	151	151
Accumulated amortization	(138)	(88)
Impairment	0
Net	13	63
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	719	719
Accumulated amortization	(200)	(128)
Impairment	(415)
Net	$ 104	$ 591